Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2015:

	East	West	South	Midwest	Total
Office	20.8%	17.1%	6.3%	0.3%	44.5%
Apartment	10.0	8.6	4.4	—	23.0
Retail	3.8	3.6	7.4	0.3	15.1
Industrial	1.5	8.0	4.0	0.8	14.3
Other(2)	2.6	0.3	0.1	0.1	3.1

Total	38.7%	37.6%	22.2%	1.5%	100.0%

(1)	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interest in Storage Portfolio investment and a fee interest encumbered by a ground lease real estate investment.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI